Equity-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Equity-Based Compensation

NOTE 9. EQUITY-BASED COMPENSATION

Stock Options

We may grant options to purchase our Common Stock to certain employees and directors pursuant to our Amended and Restated 2008 Equity Compensation Plan (the “Plan”). There were no options granted during the three months ended September 30, 2012. During the nine months ended September, 2012, we canceled 750,000 options and granted 1,278,000 options at an exercise price of $0.16 per share vesting over approximately three years, with a fair value of $0.01 per share. As part of the 1,278,000 options granted, the 750,000 options that were canceled were reissued. This was accounted for as a modification of terms and a modification penalty of approximately $3,200 was added to the total equity-based compensation expense to be amortized. All options issued under the Plan were valued using the Black-Scholes option pricing model. The table below sets forth the assumptions used in valuing such options.

Issuances During the Nine Months Ended September 30, 2012
Expected term of options	5.5 years
Expected volatility	54.74%
Risk-free interest rate range	1.24%-1.37%

Equity-based compensation expense related to options granted under the Plan is amortized on a straight-line basis over the service period during which the right to exercise such options fully vests. For the three and nine months ended September 30, 2012, our equity-based compensation expense related to options was $33,849 and $101,477, respectively, which was included in “Selling, general and administrative” in our Consolidated Statements of Operations. For the three and nine months ended September 30, 2011, our equity-based compensation expense related to options was $26,032 and $69,304, respectively, which was included in “Selling, general and administrative” in our Consolidated Statements of Operations. As of September 30, 2012, $228,883 of such expense remained unrecognized which reflects the unamortized portion of the value of such options issued pursuant to the Plan. No options were exercised during the three and nine months ended September 30, 2012 or 2011.

NOTE 11. EQUITY-BASED COMPENSATION

Stock Options

We may grant stock options to certain employees and directors pursuant to our Amended and Restated 2008 Equity Compensation Plan (“the Plan.”) No stock options were exercised during the year ended December 31, 2011 or 2010, respectively. During the years ended December 31, 2011 and 2010, options issued under the Plan were valued using the Black-Sholes option pricing model. The table below sets forth the assumptions used in valuing such options.

	2011	2010
Expected term of options	5.5 years	7 years
Expected volatility-range used	54.74%	87.49%-87.82
Expected volatility-weighted average	54.74%	87.66%
Risk-free interest rate-range used	1.60%-2.79%	2.11%-2.76%

Stock Options Summary Table

Equity-based compensation expense related to stock options granted under the Plan is amortized on a straight-line basis over the service period during which the right to exercise such options fully vests. For the years ended December 31, 2011 and 2010, our equity-based compensation expense related to stock options was approximately $102,000 and $2,400, respectively, which was included in “Selling, general and administrative” in our Consolidated Statements of Operations. As of December 31, 2011, approximately $325,000 of such expense remained unrecognized which reflects the unamortized portion of the value of such options issued pursuant to the aforementioned plans. We expect to recognize such expense over a remaining weighted average period of 2.2 years.

The following table describes the total options outstanding, granted, exercised, expired and forfeited as of and during the years ended December 31, 2011 and 2010, as well as the total options exercisable as of December 31, 2011. No options were exercised, forfeited or expired for the years ended December 31, 2011 and 2010, respectively. Shares obtained from the exercise of our options are subject to various trading restrictions.

	Options Pursuant to the Plan	Weighted Average Exercise Price Per Share	Weighed Average Fair Value of Options Granted During the Year	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Issued and outstanding as of December 31, 2009	—	$—
Granted	1,375,000	0.16	$0.12
Acquired in Acquisition	1,052,079	0.78

Issued and outstanding as of December 31, 2010	2,427,079	0.43
Granted	750,000	0.69	$0.35

Issued and outstanding as of December 31, 2011	3,177,079	$0.49		5.5	$—

Exercisable as of December 31, 2011	1,510,412	$0.59		4.8	$—